PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 908	$ 714
Additions	914	204
Depreciation charge	(141)	(120)
Translation differences	6	7
Property and equipment at end of period	1,687	805
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	802	598
Additions	699	196
Depreciation charge	(129)	(109)
Translation differences	9	6
Property and equipment at end of period	1,381	691
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	106	116
Additions	215	8
Depreciation charge	(12)	(11)
Translation differences	(3)	1
Property and equipment at end of period	306	114
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	2,566	1,460
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	2,124	1,230
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	442	230
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(879)	(655)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(743)	(539)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (136)	$ (116)